UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 December 31, 2012
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  1/08/2013
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      152
                                        --------------

Form 13F Information Table Value Total:   110,003.04
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Abb Ltd Sponsored Adr			CS	000375204	618.07 	29,729 	    SH		SOLE	N/A	 29,729
Accenture Ltd Bermuda Cl A		CS	G1151C101	354.98 	5,338 	    SH		SOLE	N/A	 5,338
Aflac Inc				CS	001055102     1,184.58 	22,300 	    SH		SOLE	N/A	 22,300
Alliance Data Sys Corp			CS	018581108	387.52 	2,677 	    SH		SOLE	N/A	 2,677
Altera Corp				CS	021441100	247.68 	7,202 	    SH		SOLE	N/A	 7,202
Ameresco Inc Com 			CS	02361E108	416.53 	42,460 	    SH		SOLE	N/A	 42,460
American Cap Agy Corp Com		CS	02503X105	467.32 	16,170 	    SH		SOLE	N/A	 16,170
American Wtr Wks Co Inc New Com		CS	030420103	357.56 	9,630 	    SH		SOLE	N/A	 9,630
Amgen Inc				CS	031162100	768.65 	8,917 	    SH		SOLE	N/A	 8,917
Annaly Capital Management Inc Com	CS	035710409	395.66 	28,181 	    SH		SOLE	N/A	 28,181
Apple Inc				CS	037833100     2,311.37 	4,343 	    SH		SOLE	N/A	 4,343
Arm Holdings Plc Adseach Rep 3 Ord	CS	042068106	900.81 	23,812 	    SH		SOLE	N/A	 23,812
At&T Inc Com				CS	00206R102	306.03 	9,078 	    SH		SOLE	N/A	 9,078
Bancolombia S A Spons Adr		CS	05968L102	598.62 	8,991 	    SH		SOLE	N/A	 8,991
Bank Of America Corp			CS	060505104	747.97 	64,424 	    SH		SOLE	N/A	 64,424
Bank Of Nova Scotia Halifax		CS	064149107	866.06 	14,963 	    SH		SOLE	N/A	 14,963
Barrick Gold Corp Isin 			CS	067901108	812.76 	23,215 	    SH		SOLE	N/A	 23,215
Bed Bath & Beyond Inc			CS	075896100	222.58 	3,981 	    SH		SOLE	N/A	 3,981
Biogen Idec Inc				CS	09062X103	248.39 	1,697 	    SH		SOLE	N/A	 1,697
Cameco Corp  Isin 			CS	13321L108	240.86 	12,214 	    SH		SOLE	N/A	 12,214
Capstead Mtg Corp Com No Par		CS	14067E506	341.68  29,789 	    SH		SOLE	N/A	 29,789
Carmax Inc				CS	143130102	237.44 	6,325 	    SH		SOLE	N/A	 6,325
Celgene Corp				CS	151020104	875.88 	11,162 	    SH		SOLE	N/A	 11,162
Cf Inds Hldgs Inc Com			CS	125269100	232.62 	1,145 	    SH		SOLE	N/A	 1,145
Chevron Corp New			CS	166764100	498.81 	4,613 	    SH		SOLE	N/A	 4,613
China Mobile Ltd Spons Adr		CS	16941M109	611.57 	10,415 	    SH		SOLE	N/A	 10,415
Chipotle Mexican Grill Inc		CS	169656105	248.08 	834 	    SH		SOLE	N/A	 834
Church & Dwight Inc			CS	171340102	528.41 	9,864 	    SH		SOLE	N/A	 9,864
Clean Energy Fuels Corp			CS	184499101	382.22 	30,700 	    SH		SOLE	N/A	 30,700
Cnooc Ltd Sponsored Adr			CS	126132109	236.06 	1,073 	    SH		SOLE	N/A	 1,073
Coach Inc				CS	189754104	221.04 	3,982 	    SH		SOLE	N/A	 3,982
Comcast Corp New Cl A			CS	20030N101	572.43 	15,322 	    SH		SOLE	N/A	 15,322
Copa Holdings Sa Cl A			CS	P31076105	324.41 	3,262 	    SH		SOLE	N/A	 3,262
Credicorp Ltd				CS	G2519Y108	260.14 	1,775 	    SH		SOLE	N/A	 1,775
Cummins Inc Formerlycummins Engine	CS	231021106	244.22 	2,254 	    SH		SOLE	N/A	 2,254
Delta Air Lines Inc Del Com New		CS	247361702	153.97  12,971 	    SH		SOLE	N/A	 12,971
Directv Group Inc			CS	25490A309	232.79 	4,641 	    SH		SOLE	N/A	 4,641
Discovery Hldg Co Com Ser A		CS	25470F104	258.05 	4,065 	    SH		SOLE	N/A	 4,065
Dollar Tree Inc Com			CS	256746108	232.61 	5,735 	    SH		SOLE	N/A	 5,735
Doubleline Opportunistic Cr Fd		CS	258623107	799.36 	29,606 	    SH		SOLE	N/A	 29,606
Eastman Chem Co				CS	277432100     1,264.58 	18,583 	    SH		SOLE	N/A	 18,583
Ebay Inc				CS	278642103	624.73 	12,250 	    SH		SOLE	N/A	 12,250
El Paso Pipeline Partners L P Com	CS	283702108	820.55 	22,195 	    SH		SOLE	N/A	 22,195
Energizer Hldgs Inc Com			CS	29266R108	306.16 	3,828 	    SH		SOLE	N/A	 3,828
Equinix Inc New				CS	29444U502	264.76 	1,284 	    SH		SOLE	N/A	 1,284
Exxon Mobil Corp			CS	30231G102	250.48 	2,894 	    SH		SOLE	N/A	 2,894
F5 Networks Inc				CS	315616102	238.70 	2,457 	    SH		SOLE	N/A	 2,457
Facebook Inc Com Usd0.000006 Cl  A	CS	30303M102	703.65 	26,433 	    SH		SOLE	N/A	 26,433
Flowserve Corp				CS	34354P105	284.35 	1,937 	    SH		SOLE	N/A	 1,937
Foot Locker Inc				CS	344849104	410.75 	12,788 	    SH		SOLE	N/A	 12,788
Fossil Inc				CS	349882100	237.22  2,548 	    SH		SOLE	N/A	 2,548
Gap Inc Del				CS	364760108	239.16 	7,705 	    SH		SOLE	N/A	 7,705
Genuine Parts Co			CS	372460105	244.66  3,848 	    SH		SOLE	N/A	 3,848
Gilead Sciences Inc			CS	375558103	869.43 	11,837 	    SH		SOLE	N/A	 11,837
Green Mtn Coffee Roasters Inc		CS	393122106	721.59 	17,455 	    SH		SOLE	N/A	 17,455
Grupo Televisa Sa Sponsored Adr 	CS	40049J206	626.46 	23,569 	    SH		SOLE	N/A	 23,569
Halliburton Co Holding Co Frmly		CS	406216101	239.70 	6,910 	    SH		SOLE	N/A	 6,910
Harris Corp Del				CS	413875105	599.76 	12,250 	    SH		SOLE	N/A	 12,250
Hdfc Bk Ltd Adr Repstg 3 Shs		CS	40415F101	237.11 	5,823 	    SH		SOLE	N/A	 5,823
Helmerich & Payne			CS	423452101	356.11 	6,358 	    SH		SOLE	N/A	 6,358
Hertz Global Hldgs Inc Com		CS	42805T105     1,168.09 	71,794 	    SH		SOLE	N/A	 71,794
Hollyfrontier Corporation Com		CS	436106108	594.72 	12,776 	    SH		SOLE	N/A	 12,776
Idexx Labs Corp				CS	45168D104	308.37  3,323 	    SH		SOLE	N/A	 3,323
Intel Corp				CS	458140100	257.59  12,492 	    SH		SOLE	N/A	 12,492
Intercontl Hotels Adr Each Repr 1	CS	45857P301	240.09 	8,630 	    SH		SOLE	N/A	 8,630
Intl Business Mach			CS	459200101	200.93 	1,049 	    SH		SOLE	N/A	 1,049
Intuitive Surgical Inc Com New		CS	46120E602	460.95 	940 	    SH		SOLE	N/A	 940
Ishares Barclays Treas Inflation	ETF	464287176	983.06 	8,097 	    SH		SOLE	N/A	 8,097
Ishares Barclays 1-3year Treasury	ETF	464287457     1,063.69 	12,600 	    SH		SOLE	N/A	 12,600
Ishares Gold TRUST Ishares		ETF	464285105     4,616.56 	283,590     SH		SOLE	N/A	 283,590
Ishares S&P Short  Term Natl Amt	ETF	464288158     1,202.69 	11,322 	    SH		SOLE	N/A	 11,322
Ishares Silver Tr Ishares		ETF	46428Q109     1,254.10 	42,700 	    SH		SOLE	N/A	 42,700
Ishares Tr Msci Eafe Index Fd		ETF	464287465	871.87 	15,334 	    SH		SOLE	N/A	 15,334
Ishares Tr Msci Emerging Mkts		ETF	464287234	907.99 	20,473 	    SH		SOLE	N/A	 20,473
Ishares Tr S&P 500  Index Fd		ETF	464287200     3,487.89 	24,367 	    SH		SOLE	N/A	 24,367
Ishares Tr S&P U S  Pfd Stk Index 	ETF	464288687     7,643.71 	192,926     SH		SOLE	N/A	 192,926
Johnson & Johnson			CS	478160104	366.94 	5,235 	    SH		SOLE	N/A	 5,235
Joy Global Inc				CS	481165108	255.06 	3,999 	    SH		SOLE	N/A	 3,999
Jpmorgan Chase & Co			CS	46625H100	463.30 	10,537 	    SH		SOLE	N/A	 10,537
Jpmorgan Chase & Co Alerian Mlp 	ETN	46625H365     7,545.20 	196,183     SH		SOLE	N/A	 196,183
Lilly Eli & Co				CS	532457108	696.30 	14,118 	    SH		SOLE	N/A	 14,118
Limited Brands Inc			CS	532716107	512.10 	10,882 	    SH		SOLE	N/A	 10,882
Linkedin Corp Com Usd0.0001		CS	53578A108	260.41 	2,268 	    SH		SOLE	N/A	 2,268
Lowes Companies				CS	548661107	621.39 	17,494 	    SH		SOLE	N/A	 17,494
Lululemon Athletica Inc Com Stk 	CS	550021109	263.76 	3,460 	    SH		SOLE	N/A	 3,460
Magellan Midstream  Partners Lp		CS	559080106	594.51 	13,765 	    SH		SOLE	N/A	 13,765
Market Vectors Etf Tr Gold Miners 	ETF	57060U100     1,405.24 	30,292      SH		SOLE	N/A	 30,292
Market Vectors Etf Tr JR Gold Mines	ETF	57060U589	297.34 	15,025 	    SH		SOLE	N/A	 15,025
Market Vectors Etf Tr Lehman 		ETF	57060U878     2,193.48 	66,793 	    SH		SOLE	N/A	 66,793
Market Vectors Tr Russia Etf		ETF	57060U506     1,252.06 	41,875 	    SH		SOLE	N/A	 41,875
Marsh & Mclennan Cos			CS	571748102	531.18 	15,410 	    SH		SOLE	N/A	 15,410
Mastercard Inc Cl A			CS	57636Q104	260.38 	530 	    SH		SOLE	N/A	 530
Mfa Mtg Invts Inc			CS	55272X102	419.48 	51,724 	    SH		SOLE	N/A	 51,724
Microsoft Corp				CS	594918104	223.95  8,384 	    SH		SOLE	N/A	 8,384
Monster Beverage Corp			CS	611740101	232.65 	4,403 	    SH		SOLE	N/A	 4,403
Motorola Solutions Inc Com New		CS	620076307	250.73 	4,503 	    SH		SOLE	N/A	 4,503
Newmarket Corp				CS	651587107	298.65 	1,139 	    SH		SOLE	N/A	 1,139
News Corp Cl A				CS	65248E104	257.96 	10,112 	    SH		SOLE	N/A	 10,112
Novo Nordisk A/S Adr Fmly Novo		CS	670100205     1,425.80 	8,736 	    SH		SOLE	N/A	 8,736
Nvidia Corp				CS	67066G104	252.78 	20,618 	    SH		SOLE	N/A	 20,618
O Reilly Automotive Inc			CS	67103H107	232.94 	2,605 	    SH		SOLE	N/A	 2,605
Oracle Corporation			CS	68389X105	483.74 	14,518 	    SH		SOLE	N/A	 14,518
Pearson Plc Spons Adr			CS	705015105	236.45 	12,101 	    SH		SOLE	N/A	 12,101
Pimco Etf Tr Enhanced Short		ETF	72201R833     1,207.51  11,899 	    SH		SOLE	N/A	 11,899
Polo Ralph Lauren Corp Cl A		CS	731572103	237.32 	1,583 	    SH		SOLE	N/A	 1,583
Powershares Exchange Traded Fd 		ETF	73936Q793	973.91 	42,088 	    SH		SOLE	N/A	 42,088
Powershares Qqq Tr Unit Ser 1		ETF	73935A104     1,971.98 	30,278 	    SH		SOLE	N/A	 30,278
Priceline Com Inc Com New		CS	741503403	736.40 	1,187 	    SH		SOLE	N/A	 1,187
Procter & Gamble Co			CS	742718109	292.14 	4,303 	    SH		SOLE	N/A	 4,303
Rayonier Inc				CS	754907103	607.50 	11,721 	    SH		SOLE	N/A	 11,721
Resmed Inc				CS	761152107	587.35 	14,129 	    SH		SOLE	N/A	 14,129
Rex Energy Corp				CS	761565100	130.20 	10,000 	    SH		SOLE	N/A	 10,000
Royal Bk Of Canada  Isin 		CS	780087102	605.05 	10,034 	    SH		SOLE	N/A	 10,034
Ryanair Holdings Plc Adr		CS	783513104	584.68 	17,056 	    SH		SOLE	N/A	 17,056
Salesforce Com Inc			CS	79466L302	280.56  1,669 	    SH		SOLE	N/A	 1,669
Sap Ag Spon Adr				CS	803054204	863.52 	10,743 	    SH		SOLE	N/A	 10,743
Sasol Ltd Spon Adr			CS	803866300	232.38 	5,368 	    SH		SOLE	N/A	 5,368
Sector Spdr Tr Shs Ben Int 		CS	81369Y605	409.75 	25,000 	    SH		SOLE	N/A	 25,000
Shaw Communications Inc Cl B 		CS	82028K200	615.75 	26,795 	    SH		SOLE	N/A	 26,795
Sherwin Williams Co			CS	824348106	369.32 	2,401 	    SH		SOLE	N/A	 2,401
Slm Corp Com				CS	78442P106	249.62 	14,572 	    SH		SOLE	N/A	 14,572
Solarwinds Inc Com			CS	83416B109	342.55 	6,531 	    SH		SOLE	N/A	 6,531
Southern Copper Corp Del Com		CS	84265V105	616.32 	16,279 	    SH		SOLE	N/A	 16,279
Spdr Ser Tr S&P Bk Etf			ETF	78464A797     1,744.03 	73,187 	    SH		SOLE	N/A	 73,187
Spdr Ser Tr Lehman Intl Treas Bd	ETF	78464A516	942.26 	15,444 	    SH		SOLE	N/A	 15,444
Spdr Ser Tr Nuveen Barclays Cap 	ETF	78464A276	207.98 	3,379 	    SH		SOLE	N/A	 3,379
Sprint Nextel Corp Fon Shs		CS	852061100	56.70 	10,000 	    SH		SOLE	N/A	 10,000
Starbucks Corp				CS	855244109	336.42 	6,273 	    SH		SOLE	N/A	 6,273
Streettracks Gold Trgold Shs		ETF	78463V107     5,152.88 	31,804 	    SH		SOLE	N/A	 31,804
Suntrust Banks Inc			CS	867914103	460.23 	16,234 	    SH		SOLE	N/A	 16,234
Symantec Corp				CS	871503108	618.52 	32,865 	    SH		SOLE	N/A	 32,865
Tesla Motors Inc Com Usd0.001		CS	88160R101	372.57 	11,000 	    SH		SOLE	N/A	 11,000
Tesoro Corp Com Formerly 		CS	881609101	657.40 	14,924 	    SH		SOLE	N/A	 14,924
Thermo Fisher Scientific Inc		CS	883556102	244.92 	3,840 	    SH		SOLE	N/A	 3,840
Time Warner Cable Inc Cl A		CS	88732J207	257.36 	2,648 	    SH		SOLE	N/A	 2,648
Tractor Supply Co			CS	892356106	234.51 	2,654 	    SH		SOLE	N/A	 2,654
Transdigm Group Inc Com			CS	893641100	586.84 	4,304 	    SH		SOLE	N/A	 4,304
Trimble Nav Ltd				CS	896239100	256.52 	4,291 	    SH		SOLE	N/A	 4,291
Ulta Salon Cosmetics &			CS	90384S303	881.49 	8,971 	    SH		SOLE	N/A	 8,971
Under Armour Inc Cl A			CS	904311107	289.43 	5,964 	    SH		SOLE	N/A	 5,964
US Bancorp Del Com New			CS	902973304	210.30 	6,584 	    SH		SOLE	N/A	 6,584
Vanguard Whitehall Fds High 		CS	921946406	290.08 	5,874 	    SH		SOLE	N/A	 5,874
Verizon Communications			CS	92343V104	491.56 	11,360 	    SH		SOLE	N/A	 11,360
Visa Inc Com Cl A			CS	92826C839	579.34 	3,822 	    SH		SOLE	N/A	 3,822
Wal-Mart Stores Inc			CS	931142103	258.51 	3,789 	    SH		SOLE	N/A	 3,789
Watson Pharmaceuticals Inc		CS	942683103	239.94 	2,790 	    SH		SOLE	N/A	 2,790
Western Digital Corpdel			CS	958102105	260.17 	6,123 	    SH		SOLE	N/A	 6,123
Westport Innovationsinc Com Npv		CS	960908309	414.01 	15,500 	    SH		SOLE	N/A	 15,500
Wisdomtree Tr Divid Ex 			ETF	97717W406     4,111.49 	73,974 	    SH		SOLE	N/A	 73,974
Wisdomtree Tr China Divid Ex		ETF	97717X719	706.06 	12,715 	    SH		SOLE	N/A	 12,715
Wisdomtree Tr Intl  Divid Ex 		ETF	97717W786	274.61 	6,554 	    SH		SOLE	N/A	 6,554
Yahoo Inc				CS	984332106 	371.33 	18,660 	    SH		SOLE	N/A	 18,660




